Income Tax	12 Months Ended
Jul. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX

6. INCOME TAX:

Income taxes provided for the years ended July 31, 2022 and 2021 consist of the following:

	2022	2021
Current:
Federal	$—	$—
Deferred taxes (benefit):
Federal	(220,000)	(108,000)
State	(70,000)	(51,000)
Income tax provision (benefit)	$(290,000)	$(159,000)

Taxes provided for the years ended July 31, 2022 and 2021 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2022	2021
Income (loss) before income taxes	$(1,002,371)	$239,032
Paycheck Protection Program Loan Forgiveness	—	(722,726)
Other-net	(48,211)	(21,690)
Adjusted pre-tax income (loss)	$(1,050,582)	$(505,384)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$(220,622)	$(106,131)
State deferred income taxes (benefit)	(70,000)	(51,000)
Other-net	622	(1,869)
Income tax provision (benefit)	$(290,000)	$(159,000)

The Company has a federal net operating loss carryforward approximating $10,093,000 and $10,341,000 as of July 31, 2022 and July 31, 2021, respectively, available to offset future taxable income. As of July 31, 2022 and 2021, the Company had unused state and city net operating loss carryforwards of approximately $12,308,000 and $12,293,000, for state, respectively, and $8,274,000 for city, available to offset future taxable income. The net operating loss carryforwards will begin to expire, if not used, in 2035.

New York State and New York City taxes are calculated using the higher of taxes based on income or the respective capital-based franchise taxes. Beginning with the Company’s tax year ended July 31, 2025, changes in the law required the state capital-based tax will be phased out. New York City taxes will be based on capital for the foreseeable future. Capital-based franchise taxes are recorded to administrative and general expense. State tax amounts in excess of the capital-based franchise taxes are recorded to income tax expenses. Due to both the application of the capital-based tax and due to the possible absence of city taxable income, the Company does not record city deferred taxes.

Generally, tax returns filed are subject to audit for three years by the appropriate taxing jurisdictions. The statute of limitations in each of the state jurisdictions in which the Company operates remain open until the years are settled for federal income tax purposes, at which time amended state income tax returns reflecting all federal income tax adjustments are filed. As of July 31, 2022, there were no income tax audits in progress that would have a material impact on the consolidated financial statements.

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2022 and 2021 are a result of temporary differences related to the items described as follows:

	2022		2021
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$164,992	$—	$148,033	$—
Operating lease liabilities	7,338,986	—	7,680,923	—
Federal net operating loss carryforward	2,119,555	—	2,171,510	—
State net operating loss carryforward	811,117	—	809,951	—
Unbilled receivables	—	623,249	—	569,029
Property and equipment	—	5,052,217	—	4,963,194
Unrealized gain on marketable securities	—	321,837	—	430,455
Operating lease right-of-use assets	—	8,858,697	—	9,536,322
Other	129,350	—	106,583	—
	$10,564,000	$14,856,000	$10,917,000	$15,499,000
Net deferred tax liability		$4,292,000		$4,582,000

Management periodically assesses the realization of its net deferred tax assets by evaluating all available evidence, both positive and negative, associated with the Company and determining whether, based on the weight of that associated evidence, a valuation allowance for the deferred tax assets is needed. Based on this analysis, management has determined that it is more likely than not that future taxable income will be sufficient to fully utilize the federal and state deferred tax assets at July 31, 2022.

Components of the deferred tax provision (benefit) for the years ended July 31, 2022 and 2021 consist of the following:

	2022	2021
Book depreciation exceeding tax depreciation	$88,196	$291,723
Reserve for bad debts	(20,697)	(65,109)
Lease expense per book in excess of cash paid	(335,688)	(360,537)
Federal net operating loss carryforward	51,956	(406,742)
State net operating loss carryforward	(1,166)	(116,410)
Rental income received in advance	(16,958)	27,111
Anticipated PPP loan expenses to be forgiven	—	199,390
Unbilled receivables	54,220	156,686
Other	(109,863)	114,888
	$(290,000)	$(159,000)